PREPAYMENTS AND OTHER ASSETS (Tables)	12 Months Ended
Mar. 31, 2021
PREPAYMENTS AND OTHER ASSETS
Schedule of prepayment and other assets

	As of	As of
	March 31, 2021	March 31, 2020
	USD	USD
Rental and other deposits	252,394	230,073
Prepayments to suppliers and others	309,164	146,540
Interest receivable	11,746	25,317
Staff advances	31,220	24,207
Total prepayments and other assets	604,524	426,137